Share-Based Incentives - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		3 years
Share-based compensation, settlement amount		$ 43,000
Share-based compensation settlement, tax withholding		3,000
Accounts payable, accrued expenses and other		704,267	$ 488,594
Redemption of unrestricted Class B common shares (1)	[1]	$ 0	6,346	$ 581
Class C shares and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum target multiplier, as a percent		200.00%
Minimum target multiplier, dollar value		$ 1,000
Accounts payable, accrued expenses and other		27,000	7,000
Share based compensation expense		$ 21,000	$ 29,000	$ 13,000
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		1 year
Exercise price of share based awards		$ 0
Requisite service period		3 years
Share-based compensation, settlement amount		$ 40,000
Share-based payments, unrecognized compensation cost		$ 16,000
Share-based payments, weighted average period for recognition		1 year 6 months
Restricted Shares | Minimum | Personal Performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		75.00%
Restricted Shares | Minimum | Company performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		50.00%
Restricted Shares | Maximum | Personal Performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		125.00%
Restricted Shares | Maximum | Company performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		150.00%
Unrestricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, settlement amount		$ 3,000

[1]	Class B shares are liability-accounted on the Company's Consolidated Balance Sheet. See Note 17 for further details.